Effects of Recent Accounting Pronouncements:	6 Months Ended
Jan. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

Note 2 – Effects of Recent Accounting Pronouncements:

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance was effective for the Company’s interim period ended April 30, 2012. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance will be effective for the Company’s annual fiscal period ended July 31, 2013 and subsequent interim periods. The Company does not expect the adoption of this new accounting guidance to have a material impact on its consolidated financial statements.